Revenues (Tables)	12 Months Ended
Jun. 30, 2024
Revenues [Line Items]
Schedule of Group’s Revenues Disaggregated by the Timing of Revenue Recognition	The following table presents the Group’s revenues disaggregated by service lines for the years ended June 30, 2024, 2023 and 2022:
	For the years ended June 30
	2022	2023	2024
	HKD	HKD	HKD	US$
Employment services	$15,030,032	$14,485,440	$12,529,119	$1,604,590
Payroll outsourcing services	16,011,572	16,981,233	17,595,833	2,253,478
Consultancy and market research services	15,873,473	-	-	-
Total revenues	$46,915,077	$31,466,673	$30,124,952	$3,858,068

Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers	The following table presented the Group’s revenues disaggregated by service lines and geographic location of the employees of our customers for the years ended June 30, 2024, 2023 and 2022:
	For the years ended June 30
	2022	2023	2024	2024
Revenues	HKD	HKD	HKD	US$
Hong Kong	$1,108,019	$602,599	$657,460	$84,200
Macau	169,027	277,889	103,844	13,299
PRC	11,426,534	10,550,194	7,193,462	921,258
Taiwan	1,623,067	1,703,697	4,164,541	533,348
Japan	361,826	699,535	7,766	995
Australia	116,278	132,354	43,757	5,604
Thailand	64,175	40,738	112,902	14,459
Malaysia	57,033	37,928	-	-
Vietnam	44,782	60,850	43,103	5,520
India	18,444	79,809	6,251	801
Indonesia	20,210	195,607	28,442	3,643
Philippines	20,637	62,901	33,098	4,239
Bangladesh	-	36,391	42,995	5,506
Singapore	-	4,948	65,657	8,409
South Korea	-	-	25,841	3,309
Total employment services	15,030,032	14,485,440	12,529,119	1,604,590
Hong Kong	2,865,852	842,269	874,768	112,030
Macau	777,858	682,743	459,939	58,904
PRC	12,355,903	15,378,972	15,973,129	2,045,660
Taiwan	-	-	189,707	24,296
India	11,959	77,249	98,290	12,588
Total payroll outsourcing services	16,011,572	16,981,233	17,595,833	2,253,478
Hong Kong	15,873,473	-	-	-
Total consultancy and market research services	15,873,473	-	-	-
Total revenues	$46,915,077	$31,466,673	$30,124,952	$3,858,068

Timing of Revenue [Member]
Revenues [Line Items]
Schedule of Group’s Revenues Disaggregated by the Timing of Revenue Recognition	The following table presents the Group’s revenues disaggregated by the timing of revenue recognition for the years ended June 30, 2024, 2023 and 2022:
	For the years ended June 30,
	2022	2023	2024
	HKD	HKD	HKD	US$
Services transferred over time	$40,529,178	$31,466,673	$30,124,952	3,858,068
Services and deliverables transferred at a point in time	6,385,899	-	-	-
Total revenues	$46,915,077	$31,466,673	$30,124,952	3,858,068